Average Annual Total Returns{- Fidelity Advisor® Overseas Fund} - 10.31 Fidelity Advisor Overseas Fund - AMCIZ PRO-12 - Fidelity Advisor® Overseas Fund	Fidelity Advisor Overseas Fund-Class A Return Before Taxes Past 1 year	Fidelity Advisor Overseas Fund-Class A Return Before Taxes Past 5 years	Fidelity Advisor Overseas Fund-Class A Return Before Taxes Past 10 years	Fidelity Advisor Overseas Fund-Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Overseas Fund-Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Overseas Fund-Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Overseas Fund-Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Overseas Fund-Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Overseas Fund-Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Overseas Fund-Class M Return Before Taxes Past 1 year	Fidelity Advisor Overseas Fund-Class M Return Before Taxes Past 5 years	Fidelity Advisor Overseas Fund-Class M Return Before Taxes Past 10 years	Fidelity Advisor Overseas Fund-Class C Return Before Taxes Past 1 year	Fidelity Advisor Overseas Fund-Class C Return Before Taxes Past 5 years	Fidelity Advisor Overseas Fund-Class C Return Before Taxes Past 10 years	Fidelity Advisor Overseas Fund-Class I Return Before Taxes Past 1 year	Fidelity Advisor Overseas Fund-Class I Return Before Taxes Past 5 years	Fidelity Advisor Overseas Fund-Class I Return Before Taxes Past 10 years	Fidelity Advisor Overseas Fund-Class Z Return Before Taxes Past 1 year	Fidelity Advisor Overseas Fund-Class Z Return Before Taxes Past 10 years	Fidelity Advisor Overseas Fund-Class Z Return Before Taxes Since Inception		Fidelity Advisor Overseas Fund-Class Z Return Before Taxes Inception Date	MS001 Past 1 year	MS001 Past 5 years	MS001 Past 10 years
Total	20.05%	5.28%	5.65%	19.89%	4.87%	5.39%	12.37%	4.18%	4.62%	22.68%	5.56%	5.70%	25.37%	5.68%	5.45%	27.81%	6.86%	6.63%	27.95%		11.64%	[1]	Feb. 01, 2017	22.29%	5.88%	5.67%

[1]	(a)Since inception February 1, 2017.